Derivative Warrant Liabilities (Details) - Schedule of Changes in the Warrants Liability - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2024
Schedule of Changes in the Warrants Liability [Line Items]
Balance at beginning			$ 4,310,379
Exercise of warrants					(574,040)
Changes in fair value of warrants	$ 405,002	$ (360,557)	560,145	$ (360,557)	2,189,986	$ 405,002
Balance at ending	3,731,799		3,731,799		4,310,379	3,731,799
April 2023 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants					1,771,208
September 2023 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants					$ 923,225
January 2024 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants			480,004
Exercise of warrants			(498,439)
Changes in fair value of warrants			(560,145)
Balance at ending	$ 3,731,799		$ 3,731,799			$ 3,731,799